Acquisitions & Divestitures - Sabra (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 03, 2024	Dec. 28, 2024
Sabra acquisition
Acquisitions & Divestitures [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Sabra acquisition
Acquisitions & Divestitures [Line Items]
Business Combination, Consideration Transferred	$ 241
Gain (Loss) on Investments		$ 122
Gain (Loss) on Investments, after tax		$ 92
Gain (Loss) on Investments, per share impact		$ 0.07
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Indefinite-Lived		$ 300
Business Combination, Recognized Asset Acquired, Property, Plant, and Equipment		$ 100
Business Combination, Voting Equity Interest Acquired, Percentage	50.00%